Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of operating segments
	Futures and securities brokerage services	Insurance brokerage services	Market making (CFD) trading and other	Other	Total
Six months ended June 30, 2021
Revenue	$1,212,222	$295,340	$2,949,525	$(856,790)	$3,600,297
Commissions and fees	814,295	84,902	290,046	—	1,189,243
Compensation and benefits	594,038	135,183	—	1,654,326	2,383,547
Occupancy	—	119,301	4,200	224,159	347,660
Communication and technology	224,232	3,126	563,526	156,408	947,292
General and administrative	40,133	21,225	164,709	403,992	630,059
Crypto currencies	—	—	—	219,662	219,662
Professional fees	773	—	190,128	799,110	990,011
Service fees	—	—	2,311,018	163,104	2,474,122
Interest	—	—	109,268	832,996	942,264
Depreciation	1,476	—	266,666	11,538	279,680
Marketing	1,010	—	55,000	497,748	553,758
Payment service charge	—	—	292,630	—	292,630
Other operating expenses	1,526	—	—	17,948	19,474
	1,677,483	363,737	4,247,191	4,980,991	11,269,402

Income (loss) from operations	$(465,261)	$(68,397)	$(1,297,666)	$(5,837,781)	$(7,669,105)

Total segment assets	$4,412,577	$182,524	$63,259,609	$18,662,967	$86,517,677
	Futures and securities brokerage services	Insurance brokerage services	Market making trading (CFD trading)	Other	Total

Six months ended June 30, 2020
Revenue	$617,242	$638,574	5,126,239	$48,461	$6,430,516
Commissions	387,439	315,083	59,539	—	762,061
Compensation	607,139	135,312	—	743,709	1,486,160
Occupancy	3,119	142,052	3,600	174,453	323,224
Communication and technology	208,672	2,393	257,311	1,286	469,662
General and administrative	34,396	24,502	105,853	128,037	292,788
Professional fees	800	—	112,506	40,547	153,853
Service fees	—	—	119,379	112,406	231,785
Interest	—	—	4,989	74,354	79,343
Depreciation	10,484	—	—	11,508	21,992
Marketing	222	222	105,013	94,491	199,948
Other operating expenses	3,847	—	19,309	9,346	32,502

	1,256,118	619,564	787,499	1,390,137	4,053,318

Income (loss) from operations	$(638,876)	$19,010	$4,338,740	$(1,341,676)	$2,377,198

Total segment assets	$3,793,041	$214,252	$7,987,408	$3,075,902	$15,070,603

	Futures and securities brokerage services	Insurance brokerage services	Market making (CFD) trading and other	Other	Total
Year ended December 31, 2020
Revenue	$2,029,669	$959,299	$7,034,447	$206,720	$10,230,135

Commissions and fees	1,316,800	413,351	115,843	—	1,845,994
Compensation and benefits	1,110,192	256,529	—	2,436,072	3,802,793
Occupancy	—	277,414	6,600	399,146	683,160
Communication and technology	455,323	5,160	643,630	349,937	1,454,050
General and administrative	55,028	48,210	243,172	1,917,908	2,264,318
Professional fees	26,690	16,813	278,719	1,243,612	1,565,834
Service fees	—	—	314,342	519,522	833,864
Interest	—	—	52,240	130,917	183,157
Depreciation	13,000	4,128	—	23,428	40,556
Marketing	222	222	166,013	484,867	651,324
Payment service charge	—	—	245,030	—	245,030
Other operating expenses	—	—	—	11,464	11,464
	2,977,255	1,021,827	2,065,589	7,516,873	13,581,544
Income (loss) from operations	$(947,586)	$(62,528)	$4,968,858	$(7,310,153)	$(3,351,409)
Total segment assets	$4,624,325	$213,495	$14,636,139	$3,432,110	$22,906,069
	Futures and securities brokerage services	Insurance brokerage services	Market making (CFD) trading and other	Other	Total
Year ended December 31, 2019
Revenue	$2,215,867	$2,648,141	$12,843,574	$819,268	$18,526,850

Commissions and fees	1,526,852	1,506,223	322,130	—	3,355,205
Compensation and benefits	1,154,378	334,964	—	941,294	2,430,636
Occupancy	202,467	198,637	1,200	189,632	591,936
Depreciation	26,845	4,087	—	21,920	52,852
Interest	—	—	—	731,812	731,812
Communication and technology	469,818	7,269	343,556	2,790	823,433
General and administrative	72,403	69,765	140,598	409,882	692,648
Professional fees	7,369	702	118,929	634,238	761,238
Marketing	2,608	—	51,714	1,056	55,378
Service fees	—	—	119,711	265,129	384,840
Payment service charge	—	—	355,585	—	355,585
Other operating expenses	5,739	—	—	4,724	10,463
	3,468,479	2,121,647	1,453,423	3,202,477	10,246,026
Income (loss) from operations	$(1,252,612)	$526,494	$11,390,151	$(2,383,209)	$8,280,824
Total segment assets	$4,823,056	$352,377	$5,307,525	$2,935,390	$13,418,348
	Futures and securities brokerage services	Insurance brokerage services	Market making (CFD) trading and other	Other	Total
Year ended December 31, 2018
Revenue	$2,066,354	$5,378,679	$—	$(876,770)	$6,568,263

Commissions and fees	1,293,577	4,157,668	—	20,357	5,471,602
Compensation and benefits	882,887	363,523	—	392,878	1,639,288
Occupancy	420,732	1,021	—	126,578	548,331
Depreciation	26,487	4,086	—	2,170	32,743
Interest	—	—	—	118	118
Communication and technology	505,152	4,596	—	78,605	588,353
General and administrative	85,208	93,880	—	360,685	539,773
Professional fees	21,081	28,710	—	178,207	227,998
Marketing	8,736	185,019	—	2,178	195,933
Service fees	—	—	—	53,592	53,592
Other operating expenses	3,063	1,359	—	10,984	15,406
	3,246,923	4,839,862	—	1,226,352	9,313,137
Income (loss) from operations	$(1,180,569)	$538,817	$—	$(2,103,122)	$(2,744,874)
Total segment assets	$12,243,072	$370,114	$—	$3,059,575	$15,672,761